Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Balances for the Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of December 31,
	2024	2023
Operating lease right-of-use assets	$6,383	$9,230

Lease liabilities – current	$(2,250)	$(3,014)
Lease liabilities – non-current	(4,804)	(7,075)
Total operating lease liabilities	$(7,054)	$(10,089)

The components of operating lease expenses are as follows:

	For the years ended December 31,
	2024	2023	2022
Operating lease expense	$2,767	$2,383	$769
Short-term lease expense	314	2,252	508
Lease termination expense	74	-	-
Total lease expense	$3,155	$4,635	$1,277

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,
	2024	2023
Weighted-average remaining lease term (in years)	2.99	3.75
Weighted-average discount rate	4.31%	3.93%

Schedule of Future Minimum Payments Operating Lease

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

For the year ended December 31,	Amounts
2025	$2,510
2026	2,775
2027	2,029
2028	349
Thereafter	-
Total lease payments	7,663
Less: imputed interest	(609)
Total operating lease liabilities, net of interest	$7,054